Fees Summary	Nov. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,500,000
Previously Paid Amount	0
Total Fee Amount	2,219.95
Total Offset Amount	0
Net Fee	$ 2,219.95